UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8076

THE EMERGING MARKETS TELECOMMUNICATIONS FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2005 to July 31, 2005

Item 1:                   Schedule of Investments

The Emerging Markets Telecommunications Fund, Inc.

Schedule of Investments - July 31, 2005 (unaudited)

Description		No. of Shares/Units	Value

Equity or Equity-Linked Securities-95.75%
Equity or Equity-Linked Securities of Telecommunication Companies in Emerging Countries-94.75%

Argentina-1.22%

Telephone-Integrated-1.22%
Nortel Inversora S.A., PNB, ADR	† ¥	74,400	$758,880
Telecom Argentina S.A., ADR	† ¥	41,000	516,600
(Cost $975,473)			1,275,480

Asia-1.82%

Technology-0.00%
Nirvana Capital Ltd.	† *	42,000	0

Telecommunications-1.82%
TVG Asian Communications Fund II, L.P.	† ‡ #	3,289,133	1,906,095
Total Asia (Cost $2,959,954)			1,906,095

Brazil-8.49%

Electric Generation-1.64%
AES Tiete S.A., PN		92,700,000	1,721,405

Telephone-Integrated-6.85%
Brasil Telecom Participações S.A., ADR		¥46,400	1,613,328
Tele Norte Leste Participações S.A.		104,316	2,216,333
Tele Norte Leste Participações S.A., ADR		¥112,600	1,764,442
Telecomunicações de São Paulo S.A., ADR		¥200	3,854
Telemar Norte Leste S.A., PNA		70,500	1,592,221
			7,190,178
Total Brazil (Cost $7,211,404)			8,911,583

China-12.79%

Cellular Telecommunications-7.01%
China Mobile (Hong Kong) Ltd.		569,500	2,280,850
China Mobile (Hong Kong) Ltd., ADR		¥251,900	5,080,823
			7,361,673

Telecommunications-3.08%
China Telecom Corp. Ltd.		8,403,000	3,231,000

Telephone-Integrated-2.70%
China Netcom Group Corp., ADR	† ¥	92,000	2,830,840
Total China (Cost $11,183,021)			13,423,513

Egypt-7.34%

Cellular Telecommunications-1.72%
Egyptian Company for Mobile Services		25,800	770,413
Vodafone Egypt Telecommunications Co. SAE		66,700	1,039,480
			1,809,893

Telecomunications-5.62%
Orascom Telecom Holding SAE	†	59,452	5,898,766
Total Egypt (Cost $6,178,660)			7,708,659

Hungary-1.42%

Telephone-Integrated-1.42%
Magyar Telecom (Cost $1,320,280)		334,200	$1,486,750

India-1.53%

Telecommunications-1.53%
Bharti Tele-Ventures Ltd. (Cost $649,613)	†	246,727	1,606,140

Indonesia-6.02%

Telecommunications-6.02%
PT Indosat Tbk	†	5,506,500	3,256,446
PT Telekomunikasi Indonesia		5,370,500	3,065,652
Total Indonesia (Cost $4,996,839)			6,322,098

Israel-7.57%

Technology-0.82%
SVE Star Ventures Enterprises GmbH & Co. No. IX KG	† ‡ #	1,500,000	860,700

Telecommunications-0.81%
Lynx Photonic Networks	*	375,394	344,048
Lynx Series E	*	493,000	498,488
			842,536

Telephone-Integrated-0.44%
Bezeq Israeli Telecommunication Corp. Ltd.		373,900	464,380

Venture Capital-5.50%
BPW Israel Ventures LLC	† ‡ #	1,517,348	881,763
Concord Ventures II Fund L.P.	† ‡ #	3,760,000	1,595,161
Formula Ventures L.P.	† ‡	1,499,989	149,399
Giza GE Venture Fund III, L.P.	† ‡ #	2,255,000	1,266,882
K.T. Concord Venture Fund L.P.	† ‡	2,000,000	1,029,144
Neurone Ventures II, L.P.	† ‡ #	506,184	262,613
Walden-Israel Ventures III, L.P.	† ‡ #	774,813	590,740
			5,775,702
Total Israel (Cost $11,782,385)			7,943,318

Latin America-1.41%

Venture Capital-1.41%
J.P. Morgan Latin America Capital Partners (Cayman), L.P.	† ‡	803,879	1,023,081
J.P. Morgan Latin America Capital Partners (Delaware), L.P.	† ‡ #	1,277,217	461,599
Total Latin America (Cost $1,376,771)			1,484,680

Malaysia-2.34%

Telecommunications-2.34%
Telekom Malaysia Berhad (Cost $2,269,234)		847,000	2,457,531

Mexico-14.06%

Cellular Telecommunications-14.06%
América Móvil S.A. de C.V., Series L, ADR (Cost $5,073,121)		¥663,000	14,758,380

Philippines-0.73%

Telephone-Integrated-0.73%
Philippine Long Distance Telephone Co. (Cost $761,872)		26,430	764,549

Poland-3.03%

Telecommunications-3.03%
Telekomunikacja Polska S.A. (Cost $2,929,143)		467,250	$3,177,576

Russia-6.37%

Cellular Telecommunications-4.38%
AO VimpelCom, ADR	†¥	61,400	2,356,532
Mobile Telesystems, ADR		¥63,100	2,237,526
			4,594,058

Telecommunications-1.04%
AFK Sistema, GDR		62,000	1,097,400

Television-0.95%
Independent Network Television Holding Ltd., Series II	† ‡	1,000,000	1,000,000
Total Russia (Cost $5,742,320)			6,691,458

South Africa-7.73%

Cellular Telecommunications-4.33%
MTN Group Ltd.		642,591	4,540,324

Telephone-Integrated-3.40%
Telkom South Africa Ltd.		187,160	3,572,071
Total South Africa (Cost $6,299,998)			8,112,395

South Korea-2.64%

Cellular Telecommunications-2.64%
SK Telecom Co., Ltd. (Cost $2,627,331)		14,570	2,774,985

Thailand-1.61%

Building-Heavy Construction-0.67%
Italian-Thai Development Public Company Ltd.		3,514,000	709,046

Telephone-Integrated-0.94%
True Corporation Public Co. Ltd., Foreign Registered	†	4,342,800	985,815
True Corporation Public Co. Ltd., Foreign Registered, Warrants (expiring 04/03/08)	†	1,717,483	0
			985,815
Total Thailand (Cost $1,823,700)			1,694,861

Venezuela-0.41%

Telephone-Integrated-0.41%
Compañía Anónima Nacional Teléfonos de Venezuela, ADR (Cost $465,032)		25,800	430,602

Global-6.22%

Telecommunications-1.39%
TeleSoft Partners L.P.	† ‡	1,250,000	0
TeleSoft Partners II QP, L.P.	† ‡ #	1,740,000	1,462,522
			1,462,522

Venture Capital-4.83%
Emerging Markets Ventures I, L.P.	† ‡ #	7,215,129	5,066,680
Total Global (Cost $7,024,166)			6,529,202

Total Emerging Countries (Cost $83,650,317)			99,459,855

Equity Securities of Telecommunication Companies in Developed Countries-0.92%

United States-0.92%

Internet-Services-0.92%
Technology Crossover Ventures IV, L.P. (Cost $880,368)	† ‡ #	1,663,600	960,794

Equity Securities of Companies Providing Other Essential Services in the Development of an Emerging Country’s Infrastructure-0.08%

Argentina-0.00%

Investment & Holding Company-0.00%
Exxel Capital Partners V, L.P. (Cost $449,172)	† ‡	1,897,761	$0

Israel-0.08%

Investment & Holding Company-0.08%
The Renaissance Fund LDC (Cost $484,061)	† ‡	160	89,152

Total Other Essential Services (Cost $933,233)			89,152

Total Equity or Equity-Linked Securities (Cost $85,463,918)			100,509,801

Short-Term Investments-19.07%

	Principal Amount
	(000’s)
Grand Cayman-1.38%

HSBC Bank, overnight deposit, 2.49%, 08/01/05** (Cost $1,455,000)	$1,455	1,455,000

United States-17.69%

Bear, Stearns & Co. Inc., repurchase agreement, (Agreement dated 07/29/05 to be repurchased at $14,312,471), 1.6562%, 08/01/05, collateralized by $14,754,670 of Federal National Mortgage Association ***	14,310	14,310,496

Bear, Stearns & Co. Inc., repurchase agreement, (Agreement dated 07/29/05 to be repurchased at $4,258,800), 3.3125%, 08/01/05, collateralized by $4,389,644 of Federal National Mortgage Association ***	4,258	4,257,625

Total United States (Cost $18,568,121)		18,568,121

Total Short-Term Investments (Cost $20,023,121)		20,023,121

Total Investments-114.82% (Cost $105,487,039)		120,532,922

Liabilities in Excess of Cash and Other Assets-(14.82)%		(15,559,454)

Net Assets-100.00%		$104,973,468

†                                Non-income producing security.

‡                                Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

¥                               Security or a portion thereof is out on loan.

#                               As of July 31, 2005, the aggregate amount of open commitments for the Fund is $6,970,164.

*                               Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

**                        Variable rate account.  Rate resets on a daily basis; amounts are available on the same business day.

***                 Represents security purchased with cash collateral received for securities on loan.

ADR           American Depository Receipts.

GDR             Global Depository Receipts.

PN                      Preferred Shares.

PNA            Preferred Shares, Class A.

PNB              Preferred Shares, Class B.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.  At July 31, 2005, the Fund held 18.53% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $25,908,673 and fair value of $19,448,861.  The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell.  Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Fund’s Board of Directors under procedures established by the Board of Directors in the absence of a readily ascertainable market values.

Security	Number of Units/Shares	Acquisition Date(s)	Cost	Fair Value At 07/31/05	Value per Unit/Share	Percent of Net Assets	Distributions Received	Open Commitments

BPW Israel Ventures LLC	1,482,848	10/05/00-07/01/04	$1,179,179	$861,715	$0.58	0.82
	17,250	01/03/05	17,250	10,024	0.58	0.01
	17,250	06/29/05	17,250	10,024	0.58	0.01
	1,517,348		1,213,679	881,763		0.84	—	$782,652

Concord Ventures II Fund L.P.	3,520,000	03/29/00-08/19/04	2,756,161	1,493,343	0.42	1.42
	120,000	03/04/05	120,000	50,909	0.42	0.05
	120,000	07/11/05	120,000	50,909	0.42	0.05
	3,760,000		2,996,161	1,595,161		1.52	—	240,000

Emerging Markets Ventures I, L.P.	7,145,806	01/22/98-07/06/04	5,003,631	5,017,999	0.70	4.78
	35,255	01/10/05	35,255	24,757	0.70	0.03
	34,068	06/30/05	34,068	23,924	0.70	0.02
	7,215,129		5,072,954	5,066,680		4.83	$1,169,680	884,872

Exxel Capital Partners V, L.P.	1,897,761	05/11/98-12/03/98	449,172	0	0.00	0.00	205,185	—

Formula Ventures L.P.	1,499,989	08/06/99-06/14/04	576,190	149,399	0.10	0.14	396,942	—

Giza GE Venture Fund III, L.P.	2,117,500	01/31/00-10/11/04	1,583,935	1,189,633	0.56	1.13
	137,500	02/14/05	137,500	77,249	0.56	0.08
	2,255,000		1,721,435	1,266,882		1.21	92,554	495,000

Independent Network Television Holding Ltd, Series II	1,000,000	07/06/98	1,000,000	1,000,000	1.00	0.95	—	—

J.P. Morgan Latin America Capital Partners (Cayman), L.P.	803,879	04/10/00-05/28/03	780,246	1,023,081	1.27	0.97	28	—

J.P. Morgan Latin America Capital Partners (Delaware), L.P.	1,277,217	04/10/00-03/26/04	596,525	461,599	0.36	0.44	594,742	1,482,685

K.T. Concord Venture Fund L.P.	2,000,000	12/08/97-09/29/00	1,692,236	1,029,144	0.51	0.98	659,477	—

Neurone Ventures II, L.P.	438,684	11/24/00-09/24/04	272,580	227,594	0.52	0.22
	45,000	03/24/05	45,000	23,346	0.52	0.02
	22,500	07/31/05	22,500	11,673	0.52	0.01
	506,184		340,080	262,613		0.25	30,083	277,500

SVE Star Ventures Enterprises GmbH & Co. No. IX KG	1,250,000	12/21/00-08/09/04	1,005,006	717,250	0.57	0.68
	250,000	03/30/05	250,000	143,450	0.57	0.14
	1,500,000		1,255,006	860,700		0.82	—	500,000

Technology Crossover	1,563,800	03/08/00-06/30/04	781,715	903,155	0.58	0.86
Ventures IV, L.P.	79,800	01/13/05	78,653	46,088	0.58	0.04
	20,000	07/23/05	20,000	11,551	0.58	0.01
	1,663,600		880,368	960,794		0.91	742,653	336,400

TeleSoft Partners L.P.	1,250,000	07/22/97-06/07/01	692,962	0	0.00	0.00	7,203,101	—

TeleSoft Partners II QP, L.P.	1,500,000	07/14/00-06/03/04	1,018,250	1,260,795	0.84	1.20
	240,000	12/09/04	240,000	201,727	0.84	0.19
	1,740,000		1,258,250	1,462,522		1.39	113,986	660,000

The Renaissance Fund LDC	160	03/30/94-03/21/97	484,061	89,152	557.20	0.09	1,497,612	—

TVG Asian Communications Fund II, L.P.	3,008,374	06/07/00-12/31/03	2,695,911	1,743,392	0.58	1.66
	178,730	12/23/04	162,014	103,576	0.58	0.10
	102,029	07/06/05	102,029	59,127	0.58	0.06
	3,289,133		2,959,954	1,906,095		1.82	837,379	710,867

Walden-Israel Ventures III, L.P.	492,938	02/23/01-05/27/04	377,372	375,830	0.76	0.36
	75,625	11/10/04	75,625	57,659	0.76	0.05
	96,250	03/02/05	96,250	73,384	0.76	0.07
	110,000	06/09/05	110,000	83,867	0.76	0.08
	774,813		659,247	590,740		0.56	—	600,188

Total			$24,628,526	$18,606,325		17.72	$13,543,422	$6,970,164

Federal Income Tax Cost - At July 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $85,769,331 $21,542,948, $(6,802,478) and $14,740,470, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule
30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE EMERGING MARKETS TELECOMMUNICATIONS FUND, INC.

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 29, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 29, 2005